LEASES	12 Months Ended
Feb. 28, 2026
Leases
LEASES

NOTE 9 – LEASES

The Company has entered into operating leases for office and office equipment as lessee with lease terms not exceeding 5 years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year.

Information pertaining to lease amounts recognized in the Company’s consolidated financial statements is summarized as follows:

	As of
	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	US$
Right-of-use assets	23,252	408,807	323,526

Lease liabilities
Current	20,463	153,476	121,459
Non-current	2,789	255,331	202,067
Total	23,252	408,807	323,526

A summary of lease expenses recognized in the Company’s consolidated statements of operations are as follows:

	As of
	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	US$
Operating lease expenses	40,464	76,137	60,254

	February 28, 2025	February 28, 2026

Weighted-average remaining lease term – operating leases	3.58 years	2.58 years
Weighted-average discount rate – operating leases	5.25%	5.00%

Maturities of operating lease liabilities as of February 28, 2026 were as follows:

	February 28, 2026	February 28, 2026
	S$	US$
2027	170,436	134,881
2028	170,436	134,881
2029	95,532	75,604
Total undiscounted lease obligations	436,404	345,366
Less: imputed interest	(27,597)	(21,840)
Present value of lease liabilities	408,807	323,526